Stock-Based Compensation - Summary of Stock Options Available for Grant (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant [Roll Forward]
Shares Available for Grant, Beginning balance (in shares)	22,944,379	23,744,816
Granted (in shares)	(856,756)	(800,437)
Shares Available for Grant, Ending balance (in shares)	22,087,623	22,944,379